INCOME TAXES - Reconciliation of deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense
Current period	$ 137.4	$ 140.7	$ 70.9
Adjustment in respect of prior periods	(1.3)	0.1	(5.4)
Current income tax expense	136.1	140.8	65.5
Deferred income tax expense
Deferred taxes of deferred tax assets	(46.2)	(24.0)	(7.6)
Deferred taxes of deferred tax liabilities	(4.6)	(10.6)	(13.8)
Adjustment in respect of prior periods	(2.5)	(2.0)	4.2
Total deferred income tax expense	(53.3)	(36.6)	(17.2)
Total tax expense (income)	$ 82.8	$ 104.2	$ 48.3